Voyage revenues (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	$ 70,282		$ 79,303
Other current assets	33,911		43,598
Deferred revenue	14,510		17,297
Demurrage income	5,368	$ 9,666
Revenues	478,058	612,265
Charter In Vessels [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,268	27,630
Sublease Income	17,754	11,648
Voyage Charter Agreements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	10,486		24,512
Deferred revenue	4,890		6,075
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Decrease in capitalized contract fulfilment costs	2,209
Other current assets	2,224		$ 4,433
Scrubber Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	14,290	27,282
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	$ 1,864	$ (61)